Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Mid Cap Index Fund

July 31, 2019

ZMP-QTLY-0919
1.9881624.102

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	11,892	$143,774
GCI Liberty, Inc. (a)	1,073	64,090
Zayo Group Holdings, Inc. (a)	2,466	83,178
		291,042
Entertainment - 0.9%
Cinemark Holdings, Inc.	1,166	46,547
Lions Gate Entertainment Corp.:
Class A	567	7,320
Class B	1,091	13,299
Live Nation Entertainment, Inc. (a)	1,415	101,965
Spotify Technology SA (a)	1,291	200,028
Take-Two Interactive Software, Inc. (a)	1,225	150,087
The Madison Square Garden Co. (a)	203	58,878
Viacom, Inc.:
Class A	168	5,873
Class B (non-vtg.)	3,805	115,482
World Wrestling Entertainment, Inc. Class A	472	34,352
Zynga, Inc. (a)	9,266	59,117
		792,948
Interactive Media & Services - 0.9%
IAC/InterActiveCorp (a)	813	194,348
Match Group, Inc.	602	45,325
TripAdvisor, Inc. (a)	1,151	50,817
Twitter, Inc. (a)	8,236	348,465
Zillow Group, Inc.:
Class A (a)	634	31,599
Class C (a)	1,337	66,797
		737,351
Media - 2.2%
Altice U.S.A., Inc. Class A (a)	3,588	92,606
AMC Networks, Inc. Class A (a)	479	25,569
Cable One, Inc.	48	58,406
CBS Corp. Class B	3,612	186,054
Discovery Communications, Inc.:
Class A (a)	1,726	52,315
Class C (non-vtg.) (a)	3,803	107,397
DISH Network Corp. Class A (a)	2,434	82,415
Fox Corp.:
Class A	3,669	136,927
Class B	1,945	72,354
Interpublic Group of Companies, Inc.	4,231	96,975
John Wiley & Sons, Inc. Class A	488	22,209
Liberty Broadband Corp.:
Class A (a)	268	26,315
Class C (a)	1,156	115,034
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	2,189	86,203
Liberty Media Class A (a)	246	9,220
Liberty SiriusXM Series A (a)	902	37,550
Liberty SiriusXM Series C (a)	1,735	72,627
News Corp.:
Class A	4,181	55,022
Class B	1,372	18,467
Nexstar Broadcasting Group, Inc. Class A	493	50,173
Omnicom Group, Inc.	2,392	191,886
Sinclair Broadcast Group, Inc. Class A	652	32,763
Sirius XM Holdings, Inc. (b)	15,550	97,343
The New York Times Co. Class A	1,769	63,118
Tribune Media Co. Class A	949	44,100
		1,833,048
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	6,144	45,036
Telephone & Data Systems, Inc.	1,098	35,509
U.S. Cellular Corp. (a)	165	7,902
		88,447

TOTAL COMMUNICATION SERVICES		3,742,836

CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.6%
Aptiv PLC	2,816	246,822
BorgWarner, Inc.	2,248	84,974
Gentex Corp.	2,807	76,968
Lear Corp.	678	85,957
The Goodyear Tire & Rubber Co.	2,522	34,627
		529,348
Automobiles - 0.1%
Harley-Davidson, Inc.	1,726	61,756
Thor Industries, Inc.	575	34,270
		96,026
Distributors - 0.4%
Genuine Parts Co.	1,541	149,662
LKQ Corp. (a)	3,439	92,612
Pool Corp.	423	80,104
		322,378
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	628	95,500
Frontdoor, Inc. (a)	930	42,445
Graham Holdings Co.	46	34,166
Grand Canyon Education, Inc. (a)	516	56,125
H&R Block, Inc.	2,214	61,306
Service Corp. International	1,947	89,835
ServiceMaster Global Holdings, Inc. (a)	1,484	78,993
		458,370
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	2,671	96,663
Caesars Entertainment Corp. (a)	6,215	73,586
Chipotle Mexican Grill, Inc. (a)	280	222,748
Choice Hotels International, Inc.	368	31,578
Darden Restaurants, Inc.	1,349	163,984
Domino's Pizza, Inc.	447	109,305
Dunkin' Brands Group, Inc.	898	71,984
Extended Stay America, Inc. unit	2,041	34,126
Hilton Grand Vacations, Inc. (a)	987	32,275
Hilton Worldwide Holdings, Inc.	3,144	303,553
Hyatt Hotels Corp. Class A	414	32,023
International Game Technology PLC	1,089	14,538
MGM Mirage, Inc.	5,695	170,964
Norwegian Cruise Line Holdings Ltd. (a)	2,352	116,283
Planet Fitness, Inc. (a)	929	73,075
Royal Caribbean Cruises Ltd.	1,878	218,487
Six Flags Entertainment Corp.	862	45,539
Vail Resorts, Inc.	440	108,469
Wendy's Co.	2,039	37,089
Wyndham Destinations, Inc.	1,006	47,342
Wyndham Hotels & Resorts, Inc.	1,050	59,378
Wynn Resorts Ltd.	1,068	138,915
Yum China Holdings, Inc.	3,966	180,453
		2,382,357
Household Durables - 1.4%
D.R. Horton, Inc.	3,711	170,446
Garmin Ltd.	1,590	124,958
Leggett & Platt, Inc.	1,421	56,797
Lennar Corp.:
Class A	3,062	145,659
Class B	182	6,916
Mohawk Industries, Inc. (a)	650	81,049
Newell Brands, Inc.	4,140	58,747
NVR, Inc. (a)	35	117,045
PulteGroup, Inc.	2,838	89,425
Roku, Inc. Class A (a)	896	92,584
Tempur Sealy International, Inc. (a)	498	39,950
Toll Brothers, Inc.	1,466	52,732
Whirlpool Corp.	681	99,072
		1,135,380
Internet & Direct Marketing Retail - 0.6%
Etsy, Inc. (a)	1,301	87,193
Expedia, Inc.	1,516	201,234
GrubHub, Inc. (a)	997	67,427
Liberty Interactive Corp. QVC Group Series A (a)	4,328	61,198
Wayfair LLC Class A (a)	674	88,402
		505,454
Leisure Products - 0.4%
Brunswick Corp.	953	46,849
Hasbro, Inc.	1,269	153,752
Mattel, Inc. (a)	3,762	54,925
Polaris Industries, Inc.	629	59,547
		315,073
Multiline Retail - 1.1%
Dollar General Corp.	2,836	380,081
Dollar Tree, Inc. (a)	2,580	262,515
Kohl's Corp.	1,776	95,655
Macy's, Inc.	3,395	77,168
Nordstrom, Inc.	1,175	38,904
Ollie's Bargain Outlet Holdings, Inc. (a)	580	49,120
		903,443
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	750	112,980
AutoNation, Inc. (a)	591	28,770
AutoZone, Inc. (a)	271	304,344
Best Buy Co., Inc.	2,503	191,555
Burlington Stores, Inc. (a)	716	129,417
CarMax, Inc. (a)	1,819	159,635
Carvana Co. Class A (a)	430	27,331
Dick's Sporting Goods, Inc.	745	27,692
Five Below, Inc. (a)	600	70,476
Floor & Decor Holdings, Inc. Class A (a)	723	28,305
Foot Locker, Inc.	1,210	49,683
Gap, Inc.	2,357	45,962
IAA Spinco, Inc. (a)	1,455	68,021
L Brands, Inc.	2,501	64,901
O'Reilly Automotive, Inc. (a)	844	321,361
Penske Automotive Group, Inc.	389	17,882
Tiffany & Co., Inc.	1,321	124,068
Tractor Supply Co.	1,321	143,738
Ulta Beauty, Inc. (a)	616	215,138
Urban Outfitters, Inc. (a)	779	18,548
Williams-Sonoma, Inc.	852	56,811
		2,206,618
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	1,563	55,627
Carter's, Inc.	488	45,394
Columbia Sportswear Co.	331	35,079
Hanesbrands, Inc.	3,946	63,491
lululemon athletica, Inc. (a)	1,291	246,697
PVH Corp.	818	72,737
Ralph Lauren Corp.	565	58,890
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,442	54,709
Tapestry, Inc.	3,174	98,172
Under Armour, Inc.:
Class A (sub. vtg.) (a)	2,118	48,862
Class C (non-vtg.) (a)	2,053	41,758
		821,416

TOTAL CONSUMER DISCRETIONARY		9,675,863

CONSUMER STAPLES - 3.8%
Beverages - 0.3%
Brown-Forman Corp.:
Class A	572	30,522
Class B (non-vtg.)	1,859	101,892
Molson Coors Brewing Co. Class B	1,909	103,067
		235,481
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	399	64,602
Kroger Co.	8,707	184,240
Sprouts Farmers Market LLC (a)	1,288	21,806
U.S. Foods Holding Corp. (a)	2,379	84,145
		354,793
Food Products - 2.4%
Archer Daniels Midland Co.	6,094	250,342
Beyond Meat, Inc. (b)	105	20,634
Bunge Ltd.	1,502	87,762
Campbell Soup Co.	1,830	75,652
Conagra Brands, Inc.	5,266	152,029
Flowers Foods, Inc.	2,115	50,126
Hormel Foods Corp.	3,040	124,610
Ingredion, Inc.	726	56,113
Kellogg Co.	2,693	156,786
Lamb Weston Holdings, Inc.	1,593	106,922
McCormick & Co., Inc. (non-vtg.)	1,342	212,761
Pilgrim's Pride Corp. (a)	594	16,074
Post Holdings, Inc. (a)	712	76,341
Seaboard Corp.	3	12,245
The Hain Celestial Group, Inc. (a)	1,004	21,857
The Hershey Co.	1,579	239,597
The J.M. Smucker Co.	1,204	133,873
TreeHouse Foods, Inc. (a)	605	35,901
Tyson Foods, Inc. Class A	3,148	250,266
		2,079,891
Household Products - 0.6%
Church & Dwight Co., Inc.	2,694	203,235
Clorox Co.	1,396	226,990
Energizer Holdings, Inc.	694	29,204
Spectrum Brands Holdings, Inc.	386	19,342
		478,771
Personal Products - 0.1%
Coty, Inc. Class A	3,121	34,050
Herbalife Nutrition Ltd. (a)	1,125	46,148
Nu Skin Enterprises, Inc. Class A	595	23,788
		103,986

TOTAL CONSUMER STAPLES		3,252,922

ENERGY - 4.1%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	5,645	143,327
Halliburton Co.	9,541	219,443
Helmerich & Payne, Inc.	1,168	58,026
National Oilwell Varco, Inc.	4,198	99,996
Patterson-UTI Energy, Inc.	2,251	26,179
Transocean Ltd. (United States) (a)	6,314	38,389
		585,360
Oil, Gas & Consumable Fuels - 3.4%
Antero Midstream GP LP	2,498	22,782
Antero Resources Corp. (a)	2,798	12,899
Apache Corp.	4,112	100,415
Cabot Oil & Gas Corp.	4,545	87,082
Centennial Resource Development, Inc. Class A (a)	1,949	11,597
Cheniere Energy, Inc. (a)	2,550	166,133
Chesapeake Energy Corp. (a)(b)	14,383	26,033
Cimarex Energy Co.	1,101	55,788
Concho Resources, Inc.	2,178	212,747
Continental Resources, Inc. (a)	939	34,903
Devon Energy Corp.	4,546	122,742
Diamondback Energy, Inc.	1,794	185,553
EQT Corp.	2,757	41,658
Equitrans Midstream Corp.	2,214	36,730
Hess Corp.	2,941	190,694
HollyFrontier Corp.	1,730	86,102
Kosmos Energy Ltd.	3,954	23,764
Marathon Oil Corp.	8,953	125,969
Murphy Oil Corp.	1,798	43,224
Noble Energy, Inc.	5,198	114,772
ONEOK, Inc.	4,500	315,360
Parsley Energy, Inc. Class A (a)	2,971	49,289
PBF Energy, Inc. Class A	1,304	36,421
Pioneer Natural Resources Co.	1,835	253,303
Range Resources Corp.	2,302	13,098
Targa Resources Corp.	2,502	97,353
The Williams Companies, Inc.	13,277	327,145
WPX Energy, Inc. (a)	4,549	47,492
		2,841,048

TOTAL ENERGY		3,426,408

FINANCIALS - 13.3%
Banks - 4.0%
Associated Banc-Corp.	1,790	38,789
Bank of Hawaii Corp.	446	38,022
Bank OZK	1,326	40,549
BankUnited, Inc.	1,046	35,993
BOK Financial Corp.	352	29,455
CIT Group, Inc.	1,043	52,724
Citizens Financial Group, Inc.	5,038	187,716
Comerica, Inc.	1,685	123,342
Commerce Bancshares, Inc.	1,085	66,001
Cullen/Frost Bankers, Inc.	615	58,388
East West Bancorp, Inc.	1,582	75,952
Fifth Third Bancorp	8,021	238,143
First Citizens Bancshares, Inc.	82	38,296
First Hawaiian, Inc.	1,453	38,882
First Horizon National Corp.	3,390	55,596
First Republic Bank	1,820	180,835
FNB Corp., Pennsylvania	3,578	43,115
Huntington Bancshares, Inc.	11,454	163,220
KeyCorp	10,981	201,721
M&T Bank Corp.	1,493	245,225
PacWest Bancorp	1,291	49,871
Peoples United Financial, Inc.	4,311	70,787
Pinnacle Financial Partners, Inc.	824	50,050
Popular, Inc.	1,044	60,093
Prosperity Bancshares, Inc.	726	50,377
Regions Financial Corp.	11,095	176,743
Signature Bank	587	74,819
Sterling Bancorp	2,229	48,704
SunTrust Banks, Inc.	4,852	323,143
SVB Financial Group (a)	569	131,991
Synovus Financial Corp.	1,636	62,446
TCF Financial Corp.	1,754	37,501
Texas Capital Bancshares, Inc. (a)	552	34,737
Umpqua Holdings Corp.	2,418	42,218
Webster Financial Corp.	991	50,541
Western Alliance Bancorp.	1,056	52,209
Wintrust Financial Corp.	621	44,426
Zions Bancorp NA	1,974	88,968
		3,401,588
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	561	48,128
Ameriprise Financial, Inc.	1,469	213,754
BGC Partners, Inc. Class A	3,186	17,555
Cboe Global Markets, Inc.	1,208	132,046
E*TRADE Financial Corp.	2,686	131,050
Eaton Vance Corp. (non-vtg.)	1,237	55,047
Evercore, Inc. Class A	448	38,694
FactSet Research Systems, Inc.	410	113,693
Franklin Resources, Inc.	3,079	100,468
Interactive Brokers Group, Inc.	797	40,854
Invesco Ltd.	4,326	83,016
Janus Henderson Group PLC	1,775	35,624
Lazard Ltd. Class A	1,161	44,942
Legg Mason, Inc.	931	35,061
LPL Financial	909	76,238
MarketAxess Holdings, Inc.	403	135,827
Morningstar, Inc.	212	32,220
MSCI, Inc.	899	204,289
Northern Trust Corp.	2,189	214,522
Raymond James Financial, Inc.	1,377	111,083
SEI Investments Co.	1,408	83,903
State Street Corp.	4,076	236,775
T. Rowe Price Group, Inc.	2,522	285,970
The NASDAQ OMX Group, Inc.	1,272	122,583
Virtu Financial, Inc. Class A	497	10,775
		2,604,117
Consumer Finance - 1.1%
Ally Financial, Inc.	4,336	142,698
Credit Acceptance Corp. (a)	115	54,973
Discover Financial Services	3,535	317,231
Navient Corp.	2,335	33,040
OneMain Holdings, Inc.	714	29,595
Santander Consumer U.S.A. Holdings, Inc.	1,176	31,646
SLM Corp.	4,728	43,072
Synchrony Financial	7,529	270,141
		922,396
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	3,215	72,273
Jefferies Financial Group, Inc.	2,831	60,385
Voya Financial, Inc.	1,574	88,412
		221,070
Insurance - 4.0%
Alleghany Corp. (a)	153	104,917
American Financial Group, Inc.	802	82,109
American National Insurance Co.	82	9,924
Arch Capital Group Ltd. (a)	4,184	161,879
Arthur J. Gallagher & Co.	2,012	181,945
Assurant, Inc.	669	75,838
Assured Guaranty Ltd.	1,078	47,098
Athene Holding Ltd. (a)	1,680	68,645
Axis Capital Holdings Ltd.	895	56,985
Brighthouse Financial, Inc. (a)	1,273	49,863
Brown & Brown, Inc.	2,572	92,412
Cincinnati Financial Corp.	1,664	178,597
CNA Financial Corp.	299	14,319
Erie Indemnity Co. Class A	268	59,702
Everest Re Group Ltd.	438	108,028
First American Financial Corp.	1,190	68,806
FNF Group	2,894	124,095
Hanover Insurance Group, Inc.	448	58,110
Hartford Financial Services Group, Inc.	3,937	226,889
Kemper Corp.	669	58,885
Lincoln National Corp.	2,213	144,597
Loews Corp.	2,861	153,178
Markel Corp. (a)	148	164,862
Mercury General Corp.	300	17,013
Old Republic International Corp.	3,069	70,004
Primerica, Inc.	463	56,805
Principal Financial Group, Inc.	3,026	175,629
Reinsurance Group of America, Inc.	684	106,649
RenaissanceRe Holdings Ltd.	478	86,590
Torchmark Corp.	1,181	107,849
Unum Group	2,302	73,549
W.R. Berkley Corp.	1,572	109,081
White Mountains Insurance Group Ltd.	34	36,584
Willis Group Holdings PLC	1,411	275,455
		3,406,891
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	5,907	101,246
Annaly Capital Management, Inc.	15,925	152,084
Chimera Investment Corp.	2,034	39,216
MFA Financial, Inc.	4,905	35,218
New Residential Investment Corp.	4,503	70,652
Starwood Property Trust, Inc.	2,974	69,086
Two Harbors Investment Corp.	2,976	40,057
		507,559
Thrifts & Mortgage Finance - 0.2%
LendingTree, Inc. (a)	83	26,771
MGIC Investment Corp.	3,904	50,166
New York Community Bancorp, Inc.	4,946	57,027
TFS Financial Corp.	518	9,303
		143,267

TOTAL FINANCIALS		11,206,888

HEALTH CARE - 10.5%
Biotechnology - 1.6%
Agios Pharmaceuticals, Inc. (a)	562	27,038
Alkermes PLC (a)	1,709	39,580
Alnylam Pharmaceuticals, Inc. (a)	1,162	90,160
BioMarin Pharmaceutical, Inc. (a)	1,963	155,705
bluebird bio, Inc. (a)	600	78,738
Exact Sciences Corp. (a)	1,395	160,578
Exelixis, Inc. (a)	3,248	69,085
Incyte Corp. (a)	1,945	165,169
Ionis Pharmaceuticals, Inc. (a)	1,404	92,467
Moderna, Inc. (b)	263	3,445
Neurocrine Biosciences, Inc. (a)	986	95,041
Sage Therapeutics, Inc. (a)	550	88,187
Sarepta Therapeutics, Inc. (a)	769	114,466
Seattle Genetics, Inc. (a)	1,199	90,776
United Therapeutics Corp. (a)	474	37,560
		1,307,995
Health Care Equipment & Supplies - 3.2%
Abiomed, Inc. (a)	484	134,823
Align Technology, Inc. (a)	867	181,272
Cantel Medical Corp.	402	37,097
Dentsply Sirona, Inc.	2,442	132,967
DexCom, Inc. (a)	988	154,988
Hill-Rom Holdings, Inc.	738	78,700
Hologic, Inc. (a)	2,907	148,984
ICU Medical, Inc. (a)	212	53,941
IDEXX Laboratories, Inc. (a)	931	262,589
Insulet Corp. (a)	651	80,034
Integra LifeSciences Holdings Corp. (a)	775	49,127
Masimo Corp. (a)	513	80,977
Penumbra, Inc. (a)	343	57,487
ResMed, Inc.	1,552	199,742
STERIS PLC	914	136,058
Teleflex, Inc.	506	171,908
The Cooper Companies, Inc.	532	179,497
Varian Medical Systems, Inc. (a)	992	116,431
West Pharmaceutical Services, Inc.	803	110,228
Zimmer Biomet Holdings, Inc.	2,246	303,502
		2,670,352
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	943	30,119
AmerisourceBergen Corp.	1,664	145,018
Cardinal Health, Inc.	3,252	148,714
Centene Corp. (a)	4,468	232,738
Chemed Corp.	169	68,511
Covetrus, Inc. (a)	1,065	25,209
DaVita HealthCare Partners, Inc. (a)	1,386	82,952
Elanco Animal Health, Inc.	4,095	134,971
Encompass Health Corp.	1,064	67,926
Guardant Health, Inc.	376	35,340
Henry Schein, Inc. (a)	1,639	109,059
Laboratory Corp. of America Holdings (a)	1,073	179,749
McKesson Corp.	2,102	292,073
MEDNAX, Inc. (a)	925	22,727
Molina Healthcare, Inc. (a)	679	90,158
Premier, Inc. (a)	566	21,933
Quest Diagnostics, Inc.	1,472	150,262
Universal Health Services, Inc. Class B	884	133,360
Wellcare Health Plans, Inc. (a)	549	157,700
		2,128,519
Health Care Technology - 0.7%
Cerner Corp.	3,544	253,928
Medidata Solutions, Inc. (a)	657	60,030
Veeva Systems, Inc. Class A (a)	1,394	231,265
		545,223
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	3,477	241,339
Bio-Rad Laboratories, Inc. Class A (a)	233	73,372
Bio-Techne Corp.	411	86,372
Bruker Corp.	1,139	54,501
Charles River Laboratories International, Inc. (a)	525	70,634
IQVIA Holdings, Inc. (a)	1,964	312,610
Mettler-Toledo International, Inc. (a)	267	202,052
PerkinElmer, Inc.	1,209	104,119
PRA Health Sciences, Inc. (a)	638	63,743
QIAGEN NV (a)	2,422	91,358
Waters Corp. (a)	753	158,552
		1,458,652
Pharmaceuticals - 0.8%
Catalent, Inc. (a)	1,588	89,706
Corteva, Inc.	8,215	242,343
Horizon Pharma PLC (a)	1,990	49,531
Jazz Pharmaceuticals PLC (a)	607	84,604
Mylan NV (a)	5,626	117,583
Nektar Therapeutics (a)	1,827	51,996
Perrigo Co. PLC	1,384	74,750
		710,513

TOTAL HEALTH CARE		8,821,254

INDUSTRIALS - 13.4%
Aerospace & Defense - 1.9%
Arconic, Inc.	4,373	109,500
BWX Technologies, Inc.	1,048	56,498
Curtiss-Wright Corp.	461	58,506
Harris Corp.	2,417	501,769
HEICO Corp.	436	59,623
HEICO Corp. Class A	823	86,736
Hexcel Corp.	928	75,873
Huntington Ingalls Industries, Inc.	443	101,137
Spirit AeroSystems Holdings, Inc. Class A	1,123	86,291
Teledyne Technologies, Inc. (a)	390	113,599
Textron, Inc.	2,552	125,814
TransDigm Group, Inc. (a)	539	261,652
		1,636,998
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	1,476	123,585
Expeditors International of Washington, Inc.	1,883	143,767
XPO Logistics, Inc. (a)	999	67,413
		334,765
Airlines - 0.7%
Alaska Air Group, Inc.	1,317	83,445
American Airlines Group, Inc.	4,360	133,024
Copa Holdings SA Class A	339	34,273
JetBlue Airways Corp. (a)	3,257	62,632
United Continental Holdings, Inc. (a)	2,640	242,642
		556,016
Building Products - 0.7%
A.O. Smith Corp.	1,524	69,266
Allegion PLC	1,022	105,818
Armstrong World Industries, Inc.	535	52,275
Fortune Brands Home & Security, Inc.	1,534	84,278
Lennox International, Inc.	390	100,027
Masco Corp.	3,194	130,219
Owens Corning	1,179	68,382
Resideo Technologies, Inc. (a)	1,335	25,178
		635,443
Commercial Services & Supplies - 0.9%
Cintas Corp.	933	242,991
Clean Harbors, Inc. (a)	560	43,574
Copart, Inc. (a)	2,156	167,155
KAR Auction Services, Inc.	1,461	39,067
Republic Services, Inc.	2,330	206,555
Rollins, Inc.	1,548	51,904
Stericycle, Inc. (a)	970	44,581
		795,827
Construction & Engineering - 0.4%
AECOM (a)	1,702	61,187
Fluor Corp.	1,522	49,480
Jacobs Engineering Group, Inc.	1,447	119,392
Quanta Services, Inc.	1,546	57,851
Valmont Industries, Inc.	232	31,923
		319,833
Electrical Equipment - 1.1%
Acuity Brands, Inc.	431	57,849
AMETEK, Inc.	2,492	223,308
Fortive Corp.	3,230	245,642
GrafTech International Ltd.	680	7,786
Hubbell, Inc. Class B	592	76,889
Regal Beloit Corp.	468	37,262
Rockwell Automation, Inc.	1,292	207,728
Sensata Technologies, Inc. PLC (a)	1,741	82,576
		939,040
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	616	88,833
ITT, Inc.	959	59,861
		148,694
Machinery - 3.8%
AGCO Corp.	694	53,438
Allison Transmission Holdings, Inc.	1,249	57,392
Apergy Corp. (a)	851	27,683
Colfax Corp. (a)	1,015	28,095
Crane Co.	554	46,370
Cummins, Inc.	1,683	276,012
Donaldson Co., Inc.	1,389	69,381
Dover Corp.	1,582	153,217
Flowserve Corp.	1,442	72,143
Gardner Denver Holdings, Inc. (a)	1,429	47,114
Gates Industrial Corp. PLC (a)	533	5,852
Graco, Inc.	1,803	86,688
IDEX Corp.	826	138,950
Ingersoll-Rand PLC	2,633	325,597
Lincoln Electric Holdings, Inc.	665	56,206
Middleby Corp. (a)(b)	605	81,300
Nordson Corp.	626	88,679
Oshkosh Corp.	754	63,012
PACCAR, Inc.	3,709	260,149
Parker Hannifin Corp.	1,399	244,937
Pentair PLC	1,869	72,536
Snap-On, Inc.	602	91,871
Stanley Black & Decker, Inc.	1,658	244,704
Timken Co.	747	34,145
Toro Co.	1,151	83,816
Trinity Industries, Inc.	1,169	22,912
WABCO Holdings, Inc. (a)	559	74,017
Wabtec Corp. (b)	1,739	135,086
Woodward, Inc.	600	67,224
Xylem, Inc.	1,965	157,770
		3,166,296
Marine - 0.1%
Kirby Corp. (a)	648	50,777
Professional Services - 1.6%
CoStar Group, Inc. (a)	393	241,852
Equifax, Inc.	1,315	182,903
IHS Markit Ltd. (a)	4,330	278,939
Manpower, Inc.	655	59,834
Nielsen Holdings PLC	3,873	89,699
Robert Half International, Inc.	1,272	76,842
TransUnion Holding Co., Inc.	2,048	169,554
Verisk Analytics, Inc.	1,745	264,751
		1,364,374
Road & Rail - 0.7%
AMERCO	97	37,539
Genesee & Wyoming, Inc. Class A (a)	611	67,094
J.B. Hunt Transport Services, Inc.	943	96,535
Kansas City Southern	1,099	135,990
Knight-Swift Transportation Holdings, Inc. Class A (b)	1,369	49,065
Landstar System, Inc.	437	48,625
Lyft, Inc. (b)	356	21,670
Old Dominion Freight Lines, Inc.	720	120,226
Ryder System, Inc.	569	30,305
Schneider National, Inc. Class B	611	11,792
		618,841
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	1,152	48,142
Fastenal Co.	6,252	192,562
HD Supply Holdings, Inc. (a)	1,869	75,713
MSC Industrial Direct Co., Inc. Class A	479	34,033
United Rentals, Inc. (a)	862	109,086
Univar, Inc. (a)	1,722	38,091
W.W. Grainger, Inc.	487	141,732
Watsco, Inc.	349	56,754
WESCO International, Inc. (a)	481	24,406
		720,519
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	801	33,193

TOTAL INDUSTRIALS		11,320,616

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	649	177,469
Ciena Corp. (a)	1,685	76,196
CommScope Holding Co., Inc. (a)	2,074	29,617
EchoStar Holding Corp. Class A (a)	509	23,170
F5 Networks, Inc. (a)	652	95,661
Juniper Networks, Inc.	3,740	101,055
Motorola Solutions, Inc.	1,802	299,060
Ubiquiti Networks, Inc.	163	20,983
ViaSat, Inc. (a)	615	50,178
		873,389
Electronic Equipment & Components - 2.1%
ADT, Inc.	1,246	7,912
Amphenol Corp. Class A	3,192	297,877
Arrow Electronics, Inc. (a)	918	66,656
Avnet, Inc.	1,172	53,232
CDW Corp.	1,587	187,520
Cognex Corp.	1,785	78,558
Coherent, Inc. (a)	263	36,518
Corning, Inc.	8,454	259,961
Dolby Laboratories, Inc. Class A	698	47,534
FLIR Systems, Inc.	1,471	73,050
IPG Photonics Corp. (a)	387	50,701
Jabil, Inc.	1,625	50,180
Keysight Technologies, Inc. (a)	2,053	183,785
Littelfuse, Inc.	266	44,943
National Instruments Corp.	1,418	59,216
SYNNEX Corp.	448	44,146
Trimble, Inc. (a)	2,753	116,342
Zebra Technologies Corp. Class A (a)	585	123,371
		1,781,502
IT Services - 5.5%
Akamai Technologies, Inc. (a)	1,760	155,109
Alliance Data Systems Corp.	489	76,734
Amdocs Ltd.	1,495	95,665
Booz Allen Hamilton Holding Corp. Class A	1,485	102,094
Broadridge Financial Solutions, Inc.	1,262	160,425
CACI International, Inc. Class A (a)	268	57,660
CoreLogic, Inc. (a)	877	39,965
DXC Technology Co.	2,936	163,741
Elastic NV	404	39,927
EPAM Systems, Inc. (a)	566	109,685
Euronet Worldwide, Inc. (a)	544	84,815
Fiserv, Inc. (a)	6,182	651,750
FleetCor Technologies, Inc. (a)	935	265,699
Gartner, Inc. (a)	959	133,617
Genpact Ltd.	1,784	70,789
Global Payments, Inc.	1,714	287,815
GoDaddy, Inc. (a)	1,925	141,257
Jack Henry & Associates, Inc.	844	117,907
Leidos Holdings, Inc.	1,495	122,740
MongoDB, Inc. Class A (a)	259	37,094
Okta, Inc. (a)	1,118	146,268
Paychex, Inc.	3,523	292,585
Sabre Corp.	2,996	70,436
Square, Inc. (a)	3,643	292,934
Switch, Inc. Class A	622	8,441
The Western Union Co.	4,688	98,448
Total System Services, Inc.	1,913	259,632
Twilio, Inc. Class A (a)	1,263	175,696
VeriSign, Inc. (a)	1,149	242,542
WEX, Inc. (a)	474	103,365
		4,604,835
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	10,959	333,702
Cree, Inc. (a)	1,162	72,253
Cypress Semiconductor Corp.	3,981	91,444
Entegris, Inc.	1,477	64,264
First Solar, Inc. (a)	903	58,234
KLA-Tencor Corp.	1,770	241,286
Lam Research Corp.	1,639	341,912
Marvell Technology Group Ltd.	7,160	188,022
Maxim Integrated Products, Inc.	2,967	175,617
Microchip Technology, Inc. (b)	2,545	240,299
MKS Instruments, Inc.	586	49,886
Monolithic Power Systems, Inc.	457	67,709
ON Semiconductor Corp. (a)	4,442	95,547
Qorvo, Inc. (a)	1,337	97,989
Skyworks Solutions, Inc.	1,883	160,582
Teradyne, Inc.	1,872	104,327
Universal Display Corp.	465	98,152
Versum Materials, Inc.	1,193	62,012
Xilinx, Inc.	2,781	317,618
		2,860,855
Software - 4.9%
2U, Inc. (a)	598	7,654
Alteryx, Inc. Class A (a)	494	58,065
Anaplan, Inc.	899	51,189
ANSYS, Inc. (a)	915	185,855
Aspen Technology, Inc. (a)	757	99,826
Atlassian Corp. PLC (a)	1,152	161,418
Avalara, Inc. (a)	468	38,133
Black Knight, Inc. (a)	1,565	99,096
Cadence Design Systems, Inc. (a)	3,043	224,908
CDK Global, Inc.	1,329	68,935
Ceridian HCM Holding, Inc. (a)	673	35,878
Citrix Systems, Inc.	1,373	129,392
Coupa Software, Inc. (a)	670	90,926
DocuSign, Inc. (a)	1,664	86,062
Dropbox, Inc. Class A (a)	2,308	54,376
Fair Isaac Corp. (a)	309	107,353
FireEye, Inc. (a)	2,184	32,760
Fortinet, Inc. (a)	1,564	125,605
Guidewire Software, Inc. (a)	890	90,851
HubSpot, Inc. (a)	436	77,922
LogMeIn, Inc.	532	40,416
Manhattan Associates, Inc. (a)	706	60,003
New Relic, Inc. (a)	508	47,330
Nuance Communications, Inc. (a)	3,149	52,399
Nutanix, Inc. Class A (a)	1,528	34,686
Pagerduty, Inc. (b)	107	4,729
Palo Alto Networks, Inc. (a)	1,008	228,352
Parametric Technology Corp. (a)	1,134	76,863
Paycom Software, Inc. (a)	542	130,487
Paylocity Holding Corp. (a)	352	35,936
Pegasystems, Inc.	418	31,601
Pluralsight, Inc. (a)	684	20,992
Proofpoint, Inc. (a)	600	75,720
RealPage, Inc. (a)	861	53,795
RingCentral, Inc. (a)	770	109,325
Smartsheet, Inc. (a)	934	46,616
SolarWinds, Inc. (a)	479	8,584
Splunk, Inc. (a)	1,642	222,179
SS&C Technologies Holdings, Inc.	2,432	116,614
Symantec Corp.	6,552	141,261
Synopsys, Inc. (a)	1,632	216,664
Tableau Software, Inc. (a)	832	141,049
Teradata Corp. (a)	1,282	46,947
The Trade Desk, Inc. (a)	414	109,010
Tyler Technologies, Inc. (a)	415	96,840
Zendesk, Inc. (a)	1,178	98,434
Zscaler, Inc. (a)	670	56,461
		4,129,497
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	15,034	216,039
NCR Corp. (a)	1,312	44,359
NetApp, Inc.	2,702	158,040
Pure Storage, Inc. Class A (a)	2,479	37,532
Western Digital Corp.	3,213	173,149
Xerox Corp.	2,025	65,003
		694,122

TOTAL INFORMATION TECHNOLOGY		14,944,200

MATERIALS - 4.9%
Chemicals - 1.7%
Albemarle Corp. U.S.	1,147	83,685
Ashland Global Holdings, Inc.	685	54,444
Axalta Coating Systems Ltd. (a)	2,247	66,579
Cabot Corp.	621	27,771
Celanese Corp. Class A	1,386	155,468
CF Industries Holdings, Inc.	2,422	120,034
Eastman Chemical Co.	1,509	113,703
Element Solutions, Inc. (a)	2,488	24,930
FMC Corp.	1,444	124,790
Huntsman Corp.	2,416	49,649
International Flavors & Fragrances, Inc.	1,165	167,748
NewMarket Corp.	74	31,199
Olin Corp.	1,799	36,106
RPM International, Inc.	1,419	96,251
The Chemours Co. LLC	1,772	33,792
The Mosaic Co.	3,832	96,528
The Scotts Miracle-Gro Co. Class A	436	48,910
Valvoline, Inc.	2,062	41,632
W.R. Grace & Co.	623	42,246
Westlake Chemical Corp.	392	26,487
		1,441,952
Construction Materials - 0.5%
Eagle Materials, Inc.	493	40,811
Martin Marietta Materials, Inc.	685	169,709
nVent Electric PLC	1,708	42,341
Vulcan Materials Co.	1,435	198,532
		451,393
Containers & Packaging - 1.5%
Aptargroup, Inc.	697	84,351
Ardagh Group SA	194	3,226
Avery Dennison Corp.	919	105,566
Ball Corp.	3,619	258,686
Berry Global Group, Inc. (a)	1,437	64,737
Crown Holdings, Inc. (a)	1,423	91,086
Graphic Packaging Holding Co.	3,206	47,641
International Paper Co.	4,337	190,438
Owens-Illinois, Inc.	1,676	28,442
Packaging Corp. of America	1,019	102,888
Sealed Air Corp.	1,710	71,461
Silgan Holdings, Inc.	851	25,581
Sonoco Products Co.	1,080	64,832
WestRock Co.	2,782	100,291
		1,239,226
Metals & Mining - 1.2%
Alcoa Corp.(a)	2,015	45,317
Freeport-McMoRan, Inc.	15,815	174,914
Newmont Goldcorp Corp.	8,945	326,671
Nucor Corp.	3,328	180,977
Reliance Steel & Aluminum Co.	717	71,664
Royal Gold, Inc.	711	81,374
Steel Dynamics, Inc.	2,318	73,040
United States Steel Corp.	1,881	28,271
		982,228
Paper & Forest Products - 0.0%
Domtar Corp.	695	29,503

TOTAL MATERIALS		4,144,302

REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 8.9%
Alexandria Real Estate Equities, Inc.	1,223	178,998
American Campus Communities, Inc.	1,485	69,424
American Homes 4 Rent Class A	2,799	67,764
Americold Realty Trust	2,086	69,944
Apartment Investment & Management Co. Class A	1,612	79,858
Apple Hospitality (REIT), Inc.	2,299	36,117
AvalonBay Communities, Inc.	1,530	319,449
Boston Properties, Inc.	1,690	224,686
Brandywine Realty Trust (SBI)	1,915	28,246
Brixmor Property Group, Inc.	3,223	61,173
Brookfield Property REIT, Inc. Class A	1,031	19,909
Camden Property Trust (SBI)	1,017	105,473
Colony Capital, Inc.	5,225	29,521
Columbia Property Trust, Inc.	1,249	27,391
CoreSite Realty Corp.	401	42,029
Corporate Office Properties Trust (SBI)	1,224	34,174
Cousins Properties, Inc.	1,607	56,534
CubeSmart	2,055	69,767
CyrusOne, Inc.	1,231	70,659
DDR Corp.	1,559	22,216
Digital Realty Trust, Inc.	2,273	259,940
Douglas Emmett, Inc.	1,762	71,925
Duke Realty Corp.	3,943	131,420
Empire State Realty Trust, Inc.	1,572	22,024
EPR Properties	811	60,363
Equity Commonwealth	1,304	43,788
Equity Lifestyle Properties, Inc.	934	116,050
Equity Residential (SBI)	4,015	316,743
Essex Property Trust, Inc.	715	216,087
Extra Space Storage, Inc.	1,350	151,727
Federal Realty Investment Trust (SBI)	815	107,588
Gaming & Leisure Properties	2,203	83,075
HCP, Inc.	5,232	167,058
Healthcare Trust of America, Inc.	2,220	59,785
Highwoods Properties, Inc. (SBI)	1,124	50,951
Hospitality Properties Trust (SBI)	1,776	43,885
Host Hotels & Resorts, Inc.	8,045	139,903
Hudson Pacific Properties, Inc.	1,655	58,422
Invitation Homes, Inc.	4,620	126,911
Iron Mountain, Inc.	3,106	91,347
JBG SMITH Properties	1,330	52,043
Kilroy Realty Corp.	1,089	86,532
Kimco Realty Corp.	4,441	85,312
Lamar Advertising Co. Class A	937	75,822
Liberty Property Trust (SBI)	1,624	84,935
Life Storage, Inc.	505	49,232
Medical Properties Trust, Inc.	4,765	83,388
Mid-America Apartment Communities, Inc.	1,244	146,593
National Retail Properties, Inc.	1,763	92,099
Omega Healthcare Investors, Inc.	2,341	84,978
Outfront Media, Inc.	1,530	41,585
Paramount Group, Inc.	2,215	30,633
Park Hotels & Resorts, Inc.	2,206	58,260
Rayonier, Inc.	1,421	41,266
Realty Income Corp.	3,448	238,636
Regency Centers Corp.	1,828	121,928
Retail Properties America, Inc.	2,293	27,883
SBA Communications Corp. Class A	1,226	300,873
SL Green Realty Corp.	927	75,161
Spirit Realty Capital, Inc.	945	41,693
Store Capital Corp.	2,263	77,417
Sun Communities, Inc.	921	122,318
Taubman Centers, Inc.	630	25,528
The Macerich Co.	1,531	50,600
UDR, Inc.	3,059	140,898
Ventas, Inc.	3,920	263,777
VEREIT, Inc.	10,626	96,909
VICI Properties, Inc. (b)	4,868	103,883
Vornado Realty Trust	1,885	121,243
Weingarten Realty Investors (SBI)	1,303	36,367
Welltower, Inc.	4,447	369,635
Weyerhaeuser Co.	8,133	206,660
WP Carey, Inc.	1,848	159,926
		7,526,337
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	3,671	194,600
Howard Hughes Corp. (a)	442	59,670
Jones Lang LaSalle, Inc.	564	82,169
		336,439

TOTAL REAL ESTATE		7,862,776

UTILITIES - 6.6%
Electric Utilities - 2.8%
Alliant Energy Corp.	2,591	128,358
Edison International	3,485	259,772
Entergy Corp.	2,077	219,373
Evergy, Inc.	2,669	161,448
Eversource Energy	3,474	263,538
FirstEnergy Corp.	5,818	255,817
Hawaiian Electric Industries, Inc.	1,189	53,267
IDACORP, Inc.	548	55,929
OGE Energy Corp.	2,203	94,619
PG&E Corp. (a)	5,795	105,063
Pinnacle West Capital Corp.	1,230	112,201
PPL Corp.	7,916	234,551
Vistra Energy Corp.	4,533	97,278
Xcel Energy, Inc.	5,627	335,425
		2,376,639
Gas Utilities - 0.3%
Atmos Energy Corp.	1,263	137,718
National Fuel Gas Co.	895	42,727
UGI Corp.	1,906	97,378
		277,823
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	2,905	99,177
The AES Corp.	7,278	122,198
		221,375
Multi-Utilities - 2.8%
Ameren Corp.	2,681	202,925
Avangrid, Inc.	612	30,937
CenterPoint Energy, Inc.	5,489	159,236
CMS Energy Corp.	3,100	180,482
Consolidated Edison, Inc.	3,588	304,836
DTE Energy Co.	1,998	253,966
MDU Resources Group, Inc.	2,138	57,170
NiSource, Inc.	4,084	121,254
Public Service Enterprise Group, Inc.	5,524	315,697
Sempra Energy	3,006	407,103
WEC Energy Group, Inc.	3,454	295,179
		2,328,785
Water Utilities - 0.4%
American Water Works Co., Inc.	1,975	226,691
Aqua America, Inc.	2,367	99,296
		325,987

TOTAL UTILITIES		5,530,609

TOTAL COMMON STOCKS
(Cost $77,288,907)		83,928,674

Money Market Funds - 1.5%
Fidelity Cash Central Fund 2.43% (c)	544,682	544,790
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	734,918	734,991
TOTAL MONEY MARKET FUNDS
(Cost $1,279,744)		1,279,781
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $78,568,651)		85,208,455
NET OTHER ASSETS (LIABILITIES) - (1.0)%(e)		(879,459)
NET ASSETS - 100%		$84,328,996

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Sept. 2019	$393,620	$6,069	$6,069

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $15,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,251
Fidelity Securities Lending Cash Central Fund	1,835
Total	$4,086

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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